Disposal of Subsidiaries - Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized (Details)	Jun. 30, 2025 USD ($)
Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized [Abstract]
Consideration	$ 5,267,317
Less:
Total assets as of disposed date	3,097,606
Total liabilities as of disposed date	(2,632,700)
Total gain on disposal of subsidiaries	$ 4,802,411